Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 4: Debt

At June 30, 2013 and December 31, 2012, debt consists of the following:

	As of June 30, 2013	As of December 31, 2012

Auto loan - secured	$9,729	15,380

Unsecured debt	64,600	4,452,183
Less: debt discount	-	-
Unsecured debt - net	64,600	4,452,183

Total debt	74,329	4,467,563

Less: current portion	(74,329)	(4,463,040)

Long term debt	$-	$4,523

Debt in default of $64,600 at June 30, 2013 and December 31, 2012 is included as a component of short-term debt.

Future annual principal payments for the above debt is as follows:

Years Ending December 31,
2013 (6 months)	$70,840
2014	3,489
Total annual principal payments	$74,329

Convertible Debt – Secured - Derivative Liabilities

During the year ended December 31, 2012, the Company issued convertible debt totaling $519,950. The convertible debt includes the following terms:

		Year Ended
		December 31, 2012
		Amount of
		Principal Raised
Interest Rate		8% - 10%
Default interest rate		0% - 20%
Maturity		January 3, 2012 to October 11, 2014

Conversion terms 1	62% of lowest trade price for the last 7 trading days	100,000
Conversion terms 2	65% of the lowest trade price in the 30 trading days previous to the conversion	19,950
Conversion terms 3	35% multiplied by the average of the lowest three (3) trading prices (as defined below) for the common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.	400,000
		$519,950

The debt holders are entitled, at their option, to convert all or part of the principal and accrued interest into shares of the Company’s common stock at the conversion prices and terms discussed above. The Company classifies embedded conversion features in these notes as a derivative liability due to management’s assessment that the Company may not have sufficient authorized number of shares of common stock required to net-share settle or due to the existence of a ratchet due to an anti-dilution provision. See Note 5 regarding accounting for derivative liabilities.

(A) Unsecured Debt

Unsecured debt consisted of the following activity and terms:

Balance - December 31, 2012	$4,452,183
Repayments	(4,387,583)
Balance – June 30, 2013	$64,600

(B) Vehicle Loan

Vehicle loan account consisted of the following activity and terms:

		Interest Rate	Maturity
Balance - December 31, 2012	$15,380	6.99%	26 payments of $1,008
Repayments	(5,651)
Balance – June 30, 2013	$9,729

(C) Debt Issue Costs

During the six months ended June 30, 2012, the Company paid debt issue costs totaling $106,950.

For the year ended December 31, 2012, the Company issued 22,633 warrants as cost associated with a debt raise. The initial derivative liability value of $427,759 was recorded as debt issue costs and derivative liability.

The following is a summary of the Company’s debt issue costs for the six months ended June 30, 2013 and year ended December 31, 2012 as follows:

	2013	2012
Debt issue costs	$335,433	$851,923
Accumulated amortization of debt issue costs	(335,433)	(516,490)
Debt issue costs – net	$-	$335,433

During the six months ended June 30, 2013 and 2012, the Company amortized $335,433 and $184,031, respectively in debt issue costs.

Note 4: Debt

At December 31, 2012 and 2011, debt consists of the following:

	2012	2011

Convertible debt - secured	$-	$1,749,764
Less: debt discount	-	(1,395,707)
Convertible debt - net	-	354,057

Auto loan - secured	15,380	26,236

Unsecured debt	4,452,183	2,380,315
Less: debt discount	-	(1,171,626)
Unsecured debt - net	4,452,183	1,208,689

Total debt	4,467,563	1,588,982

Less: current portion	(4,463,040)	(1,281,742)

Long term debt	$4,523	$307,240

Debt in default of $64,600 and $505,600 at December 31, 2012 and 2011, respectively, is included as a component of short-term debt.

Future annual principal payments for the above debt is as follows:

Years Ending December 31,
2013	$4,463,040
2014	4,523
Total annual principal payments	$4,467,563

Convertible Debt – Secured – Derivative Liabilities

During years ended December 31, 2012 and 2011, the Company issued convertible debt totaling $519,950 and $4,679,253, respectively. The convertible debt includes the following terms:

		Year Ended December 31,
		2012 Amount of Principal Raised	2011 Amount of Principal Raised
Interest Rate		8% - 10%	0% - 18%
Default interest rate		0% - 20%	0% - 25%
Maturity		January 3, 2012 to October 11, 2014	June 30, 2011 to June 29, 2015

Conversion terms 1	Lesser of (1) a fifty percent (50%) discount to the two lowest closing bid prices of the five days trading days immediately preceding the date of conversion or (ii) twenty one dollars and twenty five cents ($21.25) per share	$-	$525,000
Conversion terms 2	200% - The “market price” will be equal to the average of (i) the average of the closing price of Company’s common stock during the 10 trading days immediately preceding the date hereof and (ii) the average of the 10 trading days immediately subsequent to the date hereof.	-	537,600
Conversion terms 3	200% of face. Average of the trading price 10 trading days immediately preceding the closing of the transaction	-	177,000
Conversion terms 4	200% of face. Fixed conversion price of $17.00	-	105,000
Conversion terms 5	300% of face. Fixed conversion price of $17.00	-	15,000
Conversion terms 6	35% of the three lowest trading prices for previous 10 trading days		250,000
Conversion terms 7	45% of the three lowest trading prices for previous 10 trading days	-	327,500
Conversion terms 8	50% of average closing prices for 10 preceding trading days	-	76,353
Conversion terms 9	50% of lowest trade price for the last 20 trading days	-	45,000
Conversion terms 10	50% of the 3 lowest trades for previous 20 trading days	-	33,000
Conversion terms 11	50% of the lowest closing price for previous 5 trading days	-	250,000
Conversion terms 12	60% multiplied by the average of the lowest 3 trading prices for common stock during the ten trading days prior to the conversion date	-	233,000
Conversion terms 13	62% of lowest trade price for the last 7 trading days	100,000	40,000
Conversion terms 14	65% of the lowest trade price in the 30 trading days previous to the conversion	19,950	335,000
Conversion terms 15	65% of the three lowest trading price for previous 30 trading days	-	153,800
Conversion terms 16	70% of lowest average trading price for 30 trading days	-	1,366,000
Conversion terms 17	No fixed conversion option	-	35,000
Conversion terms 18	35% multiplied by the average of the lowest three (3) trading prices (as defined below) for the common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.	400,000	75,000
Conversion terms 19	Fixed conversion price of $25.50	-	100,000
		$519,950	$4,679,253

The debt holders are entitled, at their option, to convert all or part of the principal and accrued interest into shares of the Company’s common stock at the conversion prices and terms discussed above. The Company classifies embedded conversion features in these notes as a derivative liability due to management’s assessment that the Company may not have sufficient authorized number of shares of common stock required to net-share settle or due to the existence of a ratchet due to an anti-dilution provision. See Note 5 regarding accounting for derivative liabilities.

During the year ended December 31, 2012, the Company converted debt and accrued interest, totaling $1,420,422 into 290,961 shares of common stock. The resulting loss on conversion of $351,021 is included in the $4,447,732 loss on settlement of accounts payable and debt as shown in the consolidated statement of operations. During the year ended December 31, 2011, the Company converted debt and accrued interest, totaling $5,126,809 into 346,282 shares of common stock resulting in a loss on conversion of $1,739,329

During the year ended December 31, 2012, $14,000 of convertible notes matured without conversion. These notes became demand loans and were reclassified as unsecured debt. Derivative liabilities associated with these notes were eliminated given the expiration of the embedded conversion option. During the year ended December 31, 2011, $585,000 of convertible notes matured without conversion. These notes became demand loans and were reclassified as unsecured debt. Derivative liabilities associated with these notes were eliminated given the expiration of the embedded conversion option.

(A) Convertible Debt

Convertible debt consisted of the following activity and terms:

		Interest Rate	Maturity
Balance - December 31, 2010	$605,000

Borrowings during the year ended December 31, 2011	4,652,900	0% - 18%	January 30,2011 to June 29, 2015
Reclassifications from convertible notes to unsecured demand notes	(585,000)
Conversion of debt to into 298,897 shares of common stock with a valuation of $4,268,857 ($2.72 - $85.85/share)	(2,923,136)
Balance - December 31, 2011	1,749,764
Borrowings during the year ended December 31, 2012	519,950	8% - 10%	January 3, 2012 to October 11, 2014
Conversion of debt into 246,744 shares of common stock with a valuation of $950,739 ($2.98 - $8.08/share)	(759,095)
Repayment of convertible debt	(2,518,343)
Interest and accrued interest (Included in total repayment)	15,632
Loss on repayment (Included in total repayment)	1,006,092
Expiration of conversion option	(14,000)
Balance – December 31, 2012	$-

(B) Secured Debt

Secured debt consisted of the following activity and terms:

		Interest Rate	Maturity
Secured Debt balance as of December 31, 2010	$187,500	0%	May 18, 2010 - May 26, 2010
Conversion of debt to into 8,824 shares of common stock with a valuation of $437,500 ($49.30 - $50.15/share)	(187,500)
Balance as of December 31, 2011	-
Borrowings during the year ended December 31, 2012	-
Secured Debt balance as of December 31, 2012	$-

(C) Unsecured Debt

Unsecured debt consisted of the following activity and terms:

		Interest Rate	Maturity
Unsecured Debt balance as of December 31, 2010	$78,249
Borrowings during the year ended December 31, 2011	1,960,000	8% - 15%	February 8, 2011 - June 21, 2014
Reclassifications from convertible notes to unsecured demand notes	585,000
Conversion of debt to into 38,562 shares of common stock with a valuation of $420,452 ($8.50 - $42.50/share)	(167,649)
Repayments	(75,285)
Balance – December 31, 2011	2,380,315
Borrowings during the year ended December 31, 2012	5,304,000	15% - 110%	January 13, 2012 – October 1, 2013
Conversion of debt into 44,208 shares of common stock with a valuation of $469,683 ($8.08 - $13.60/share)	(150,000)
Repayments	(3,318,374)
Convertible debt added upon expiration of option	14,000
Balance adjustments	117
Interest and accrued interest (Included in total repayment)	31,896

Loss on repayment (Included in total repayment)	190,229
Balance – December 31, 2012	$4,452,183

(D) Vehicle Loan

Vehicle loan account consisted of the following activity and terms:

		Interest Rate	Maturity
Balance - December 31, 2010	$-
Non-Cash fixed asset additions during the year ended December 31, 2011	32,568	6.99%	36 payments of $1,008
Repayments	(6,332)
Balance - December 31, 2011	26,236	6.99%	24 payments of $1,008
Repayments	(10,856)
Balance – December 31, 2012	$15,380

(E) Debt Issue Costs

During the years ended December 31, 2012 and 2011, the Company paid debt issue costs totaling $662,209 and $263,283, respectively.

For the year ended December 31, 2012, the Company issued 22,633 warrants as cost associated with a debt raise. The initial derivative liability value of $427,759 was recorded as debt issue costs and derivative liability.

The following is a summary of the Company’s debt issue costs for the years ended December 31, 2012 and 2011:

	2012	2011
Debt issuance costs	$851,923	$305,283
Accumulated amortization of debt issuance costs	(516,490)	(237,095)
Debt issuance costs – net	$335,433	$68,188

During the years ended December 31, 2012 and 2011, the Company amortized $394,964 and $229,499, respectively in debt issuance costs.

(F) Debt Discount

During the years ended December 31, 2012 and 2011, the Company recorded debt discounts totaling $3,554,673 and $5,473,291, respectively.

The debt discounts recorded in 2012 and 2011 pertain to convertible debt and warrants that contain embedded conversion options that are required to be bifurcated and reported at fair value.

The Company amortized $6,122,006 and $3,237,219 to interest expense in the years ended December 31, 2012 and 2011 as follows:

Debt discount – December 31, 2010	$5,804,552
Amortization of debt discount – year ended December 31, 2011	(3,237,219)
Debt discount – December 31, 2011	2,567,333
Additional debt discount – year ended December 31, 2012	3,554,673
Amortization of debt discount – year ended December 31, 2012	(6,122,006)
Debt discount – December 31, 2012	$-